INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income tax expense/(recoveries) components
Income tax expenses/(recoveries) consisted of the following components:

	Years ended December 31,
	2019	2018
Current income taxes:
Canadian current income taxes	$3.1	$3.3
Foreign current income taxes	35.2	41.8
	38.3	45.1
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	(22.6)	(3.5)
Foreign deferred income taxes - origination and reversal of temporary differences	14.7	(3.6)
	(7.9)	(7.1)
Total income tax expense	$30.4	$38.0

Income tax expense/(recoveries) rate reconciliation
These factors are illustrated below on all of the consolidated earnings before income taxes after applying a tax rate of 26.5%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the year ended December 31, 2019 (December 31, 2018 - 26.6%):

	Years ended December 31,
	2019	2018
Earnings (loss) before income taxes	$(328.3)	$15.1
Income tax provision - 26.5% (26.6% in 2018)	$(87.0)	$4.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5% (26.6% in 2018)	(14.4)	(5.9)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	8.0	8.7
Income/(losses) not recognized for tax purposes	(0.9)	(1.2)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	(22.1)	(0.4)
Non-resident withholding tax	2.8	2.2
Under/(over) tax provisions	4.4	1.6
Other	0.3	0.1
Other adjustments:
Unrecognized recoveries in deferred tax provisions	137.1	30.1
Foreign exchange related to deferred income taxes	3.1	(1.0)
Other	(0.9)	(0.2)
Total income tax expense	$30.4	$38.0

Components of deferred income tax assets and liabilities
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2019	2018
Deferred income tax assets:
Non-capital losses	$22.5	$105.2
Asset retirement obligations	—	2.8
Other assets	28.1	31.2
	50.6	139.2
Deferred income tax liabilities:
Property, plant and equipment	(197.1)	(273.5)
Royalty interests	(5.3)	(7.2)
Mining duties	—	(22.6)
Inventory and Reserves	(26.4)	(21.5)
Other liabilities	(2.4)	(2.6)
	(231.2)	(327.4)
Net deferred income tax liabilities	$(180.6)	$(188.2)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(180.6)	(188.2)
	$(180.6)	$(188.2)
The 2019 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2018	Statements of earnings	Other comprehensive income	Other	December 31, 2019
Deferred income tax assets:
Non-capital losses	$105.2	$(82.7)	$—	$—	$22.5
Asset retirement obligations	2.8	(2.8)	—	—	—
Other assets	31.2	(2.6)	(0.5)	—	28.1
Deferred income tax liabilities:
Property, plant and equipment	(273.5)	76.4	—	—	(197.1)
Royalty interests	(7.2)	1.9	—	—	(5.3)
Mining duties	(22.6)	22.6	—	—	—
Marketable securities	—	(0.1)	0.1	—	—
Inventories and Reserves	(21.5)	(4.9)	—	—	(26.4)
Other liabilities	(2.6)	0.1	—	0.1	(2.4)
	$(188.2)	$7.9	$(0.4)	$0.1	$(180.6)
The 2018 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2017	Statements of earnings	Other comprehensive income	Other	December 31, 2018
Deferred income tax assets:
Non-capital losses	$71.9	$33.3	$—	$—	$105.2
Asset retirement obligations	2.5	0.3	—	—	2.8
Other assets	28.5	1.5	1.2	—	31.2
Deferred income tax liabilities:
Property, plant and equipment	(253.9)	(19.6)	—	—	(273.5)
Royalty interests	(8.0)	0.8	—	—	(7.2)
Other intangible assets	(0.2)	0.2	—	—	—
Mining duties	(26.1)	3.5	—	—	(22.6)
Marketable securities	(1.5)	(0.3)	1.8	—	—
Inventories and Reserves	(6.5)	(15.0)	—	—	(21.5)
Other liabilities	(4.9)	2.4	—	(0.1)	(2.6)
	$(198.2)	$7.1	$3.0	$(0.1)	$(188.2)

Income tax expense/(recoveries) related to OCI
Income tax expenses/(recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2019	2018
Unrealized change in fair value of marketable securities	$(0.1)	$(1.8)
Hedges	0.5	(1.2)
Total income taxes related to OCI	$0.4	$(3.0)

Disclosure of unrecognized deferred income tax assets
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2019	2018
Non-capital losses	$848.4	$550.4
Net capital losses	83.0	72.5
Exploration and evaluation assets	567.0	497.8
Deduction for future mining duty taxes	—	22.6
Asset retirement obligations	182.9	163.1
Other deductible temporary differences	47.2	44.2
	$1,728.5	$1,350.6
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2019, the non-capital loss carry forwards expire as follows:

Expiry Date	2020	2021	2022	2023	2024+	No Expiry	Total
Total unrecognized losses	$0.7	$1.2	$2.0	$2.4	$729.7	$112.4	$848.4